Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2018	December 31, 2017
Prepaid voyage and operating costs	$9,261	$8,022
Claims receivable	22,224	12,307
Prepaid other taxes	2,682	4,520
Advances for working capital purposes	18	18
Other	6,005	2,516
Total prepaid expenses and other current assets	$40,190	$27,383

Claims receivable mainly represents claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.

As of December 31, 2018, claims receivable include an insurance claim of $11,571 related to the fire incident at the iron ore port terminal in Nueva Palmira, Uruguay.